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                 The Guardian Life Insurance Company of America
                                7 Hanover Square
                           New York, New York  10004


February 25, 2005

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

     Re: The Park Avenue Portfolio -- Post-Effective Amendment No. 34 (1933 Act Reg. No. 33-23966; 1940 Act File No. 811-5641)

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, we submit herewith Post-Effective Amendment No. 34 to the registration statement on Form N-1A (the "Amendment") for The Park Avenue Portfolio, a registered open-end management investment company (the "Registrant").

The Amendment is being filed in order to furnish new disclosure for review by the staff of the Commission with respect to the Registrant's policies and procedures regarding: (1) frequent share purchases and redemptions; (2) fair valuation of portfolio securities; and (3) selective disclosure of portfolio holdings information. It is proposed that the Amendment become effective on April 30, 2005.

The Registrant plans to file a further amendment to the registration statement pursuant to Rule 485(b) under the Securities Act in order to update financial and performance data for the fiscal year ended December 31, 2004, update information with respect to portfolio managers, and make certain other non-material changes.

Please direct any comments on this filing to the undersigned at (212) 598-1297.

Sincerely,

/s/ Kathleen M. Moynihan

Kathleen M. Moynihan
Assistant Counsel